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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2003
                                       TO
                          PROSPECTUS DATED MAY 1, 2002

This will supplement the prospectus dated May 1, 2002, The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2003.

1. THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
Investment Portfolio assets, including             0.66%               2.07%
management fees, 12b-1/Service fees, and other expenses)

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         Time             Time          Time           Time
        1 Year           3 Year        5 Year         10 Year
      (a) 1,066.59   (a) 1,653.52   (a) 2,239.13   (a) 3,878.05
      (b)   926.31   (b) 1,237.30   (b) 1,553.89   (b) 2,556.65

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         Time             Time          Time           Time
        1 Year           3 Year        5 Year         10 Year
      (a) 366.59     (a) 1,113.52   (a) 1,879.13   (a) 3,878.05
      (b) 226.31     (b)   697.30   (b) 1,193.89   (b) 2,556.65

3. INVESTMENT PORTFOLIOS. The contract offers the investment portfolios which are listed below. Appendix A below sets forth the investment objective of each of the listed investment portfolios. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496.

AIM VARIABLE INSURANCE FUNDS (Series II)
----------------------------------------

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Growth Fund
         AIM V.I. Premier Equity Fund



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ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (Class B)
---------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. is a registered open-end management investment company with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class B portfolios are available under the contract:

         AllianceBernstein Premier Growth Portfolio
           (formerly Premier Growth Portfolio)
         AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (Service Class 2)
------------------------------------------------------

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

         VIP Equity-Income Portfolio
         VIP Growth Portfolio
         VIP High Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2)
--------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

         Franklin Small Cap Fund
         Mutual Shares Securities Fund
         Templeton Developing Markets Securities Fund
         Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (Class B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

         J.P. Morgan Quality Bond Portfolio
         J.P. Morgan Select Equity Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Growth and Income Portfolio
         Lord Abbett Growth Opportunities Portfolio
         Lord Abbett Mid-Cap Value Portfolio
         MFS(R) Research International Portfolio
         PIMCO Money Market Portfolio
         PIMCO Total Return Portfolio
         Met/Putnam Capital Opportunities Portfolio (formerly J.P. Morgan Small
           Cap Stock Portfolio)
         T. Rowe Price Mid-Cap Growth Portfolio (formerly MFS(R) Mid Cap Growth Portfolio)

METROPOLITAN SERIES FUND, INC.
-------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

         Capital Guardian U.S. Equity Portfolio (Class B)
         Davis Venture Value Portfolio (Class E)
         MFS(R)Investors Trust Portfolio (Class B)
         MFS(R)Research Managers Portfolio (Class B)
         Putnam International Stock Portfolio (Class B)



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MFS(R) VARIABLE INSURANCE TRUST (Service Class)
-----------------------------------------------

MFS(R) Variable Insurance Trust is a trust with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Service Class portfolios are available under the contract:

         MFS(R) Emerging Growth Series
         MFS(R) High Income Series
         MFS(R) New Discovery Series
         MFS(R) Strategic Income Series

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)
-----------------------------------------------------

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. PIMCO is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

         PIMCO High Yield Portfolio
         PIMCO Low Duration Portfolio
         PIMCO StocksPLUS Growth and Income Portfolio

PUTNAM VARIABLE TRUST (Class IB):
--------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

         Putnam VT Growth and Income Fund
         Putnam VT Vista Fund

4. APPENDIX A

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (SERIES II)
----------------------------------------

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio.

AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective:  The Fund's investment objective is growth of capital.

AIM V.I. INTERNATIONAL GROWTH FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. PREMIER EQUITY FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
---------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio.

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.



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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)
------------------------------------------------------

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund.

VIP EQUITY-INCOME PORTFOLIO

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

VIP GROWTH PORTFOLIO

Investment Objective: The Growth Portfolio seeks to achieve capital appreciation.

VIP HIGH INCOME PORTFOLIO

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
--------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund.

FRANKLIN SMALL CAP FUND

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its total assets in investments of small capitalization (small cap) companies.

MUTUAL SHARES SECURITIES FUND

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

TEMPLETON FOREIGN SECURITIES FUND

Investment Objective: The Fund's investment goal is long-term capital growth.



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MET INVESTORS SERIES TRUST (CLASS B)
------------------------------------

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios.

J.P. MORGAN QUALITY BOND PORTFOLIO

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. MORGAN SELECT EQUITY PORTFOLIO

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

PIMCO MONEY MARKET PORTFOLIO

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

PIMCO TOTAL RETURN PORTFOLIO

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Investment Objective: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND, INC.
------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below.



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CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Portfolio is long term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

Investment Objective: The investment objective of the Davis Venture Value Portfolio is growth of capital.

MFS(R) INVESTORS TRUST PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the MFS(R) Investors Trust Portfolio is long-term growth of capital with a secondary objective to seek reasonable current income.

MFS(R) RESEARCH MANAGERS PORTFOLIO (CLASS B)

Investment Objective: The Portfolio's investment objective is long-term growth of capital and future income. The Portfolio invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

PUTNAM INTERNATIONAL STOCK PORTFOLIO (CLASS B)

Investment Objective: Putnam International Stock Portfolio seeks long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
-----------------------------------------------

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio.

MFS(R) EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.

MFS(R) HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS(R) NEW DISCOVERY SERIES

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.

MFS(R) STRATEGIC INCOME SERIES

Investment Objective: The Series' investment objective is to seek income and capital appreciation.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
-----------------------------------------------------

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. PIMCO is the investment adviser to each portfolio.

PIMCO HIGH YIELD PORTFOLIO

Investment Objective: The High Yield Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Portfolio invests under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.

PIMCO LOW DURATION PORTFOLIO

Investment Objective: The Low Duration Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.



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PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

PUTNAM VARIABLE TRUST (Class IB)
-------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio.

PUTNAM VT GROWTH AND INCOME FUND

Investment Objective: The Fund seeks capital growth and current income.

PUTNAM VT VISTA FUND

Investment Objective: The Fund seeks capital appreciation.